Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Wages, salaries, bonuses and allowances	¥ 16,412	¥ 19,385	¥ 17,865
Employee welfare and benefits	128	143	170
Pension	2,149	2,571	2,306
Medical insurance	725	789	706
Staff housing fund	1,195	1,056	948
Staff housing allowances	214	186	109
Early retirement benefits	4	22	30
Wages and salaries	20,827	24,152	22,134
Fees	460	805	800
Salaries, allowances and benefits in kind	2,906	665	1,464
Performance related bonuses
Pension scheme contributions	61	21	41
Total	3,427	1,491	2,305
Executive directors [Member] | Liu Shaoyong [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total
Executive directors [Member] | Ma Xulun [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Executive directors [Member] | Wang Junjin [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0
Pension scheme contributions
Total
Executive directors [Member] | Xu Zhao [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Executive directors [Member] | Gu Jiadan [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Executive directors [Member] | Li Yangmin [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total
Executive directors [Member] | Tang Bing [Member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total
Executive directors [Member] | Tian Liuwen [Member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Executive directors [Member] | Yuan Jun [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind			867
Performance related bonuses		0	0
Pension scheme contributions			14
Total		0	881
Executive directors [Member] | Jiang Jiang [Member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind	2,325
Performance related bonuses
Pension scheme contributions	36
Total	2,361
Independent Non-executive Directors [Member] | Lin Wanli [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total
Independent Non-executive Directors [Member] | Li Ruoshan [Member]
Disclosure of defined benefit plans [Line Items]
Fees		200	200
Performance related bonuses		0	0
Total		200	200
Independent Non-executive Directors [Member] | Ma Weihua [member]
Disclosure of defined benefit plans [Line Items]
Fees		200	200
Performance related bonuses		0	0
Total		200	200
Independent Non-executive Directors [Member] | Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total	200	200	200
Independent Non-executive Directors [Member] | Cai Hongping [member]
Disclosure of defined benefit plans [Line Items]
Fees	200	200	200
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total	200	200	200
Independent Non-executive Directors [Member] | Dong Xuebo [member]
Disclosure of defined benefit plans [Line Items]
Fees	60	5
Salaries, allowances and benefits in kind
Performance related bonuses		0
Pension scheme contributions
Total	60	5
Supervisors [member] | Xi Sheng [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		0	0
Pension scheme contributions
Total
Supervisors [member] | Gao Feng [member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind	536	665	251
Performance related bonuses
Pension scheme contributions	23	21	19
Total	559	686	270
Supervisors [member] | Li Jinde [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses		0	0
Supervisors [member] | Fang Zhaoya [Member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind
Performance related bonuses		¥ 0
Pension scheme contributions
Total
Supervisors [member] | Ba Shengji [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Supervisors [member] | Hu Jidong [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			0
Supervisors [member] | Feng Jinxiong [member]
Disclosure of defined benefit plans [Line Items]
Salaries, allowances and benefits in kind			346
Performance related bonuses			0
Pension scheme contributions			8
Total			354
Supervisors [member] | Jia Shaojun [member]
Disclosure of defined benefit plans [Line Items]
Performance related bonuses			¥ 0
Supervisors [member] | Zhou Huaxin [Member]
Disclosure of defined benefit plans [Line Items]
Fees
Salaries, allowances and benefits in kind	45
Performance related bonuses
Pension scheme contributions	2
Total	¥ 47